Acquisitions and disposals - Vantage towers (Details) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	Mar. 25, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid			€ 1,663	€ (160)
Proportion of ownership interest in subsidiary			81.05%
Vantage Towers
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid			€ 2,000
Vantage Towers Greece
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid			(288)
Ownership interest acquired	38.00%
Cash outflow	€ 288
Proportion of ownership interest in subsidiary	100.00%
Transactions with non-controlling shareholders | Vantage Towers
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid			€ 2,000
Transactions with non-controlling shareholders | Vantage Towers | Subsequent events
Disclosure of detailed information about business combination [line items]
Cash consideration received/(paid		€ 217